Intangible Assets, Net (Details) - Schedule of intangible assets stated at cost less accumulated amortization - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of intangible assets stated at cost less accumulated amortization [Abstract]
Copyrights of course videos	$ 5,205,025	$ 4,868,304
Less: accumulated amortization	911,212	121,752
Intangible assets, net	$ 4,293,813	$ 4,746,552